Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share And Earnings Per Unit [Text Block]
Earnings Per Share and Earnings Per Unit

Equity Residential
The following tables set forth the computation of net income per share – basic and net income per share – diluted for the Company (amounts in thousands except per share amounts):

	Year Ended December 31,
	2012	2011	2010
Numerator for net income per share – basic:
Income (loss) from continuing operations	$211,055	$(24,826)	$(164,135)
Allocation to Noncontrolling Interests – Operating Partnership, net	(8,685)	1,749	8,250
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(844)	(832)	726
Preferred distributions	(10,355)	(13,865)	(14,368)
Premium on redemption of Preferred Shares	(5,152)	—	—
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	186,019	(37,774)	(169,527)
Discontinued operations, net of Noncontrolling Interests	640,193	917,494	438,769
Numerator for net income per share – basic	$826,212	$879,720	$269,242
Numerator for net income per share – diluted (1):
Income from continuing operations	$211,055
Net (income) attributable to Noncontrolling Interests – Partially Owned Properties	(844)
Preferred distributions	(10,355)
Premium on redemption of Preferred Shares	(5,152)
Income from continuing operations available to Common Shares	194,704
Discontinued operations, net	670,149
Numerator for net income per share – diluted (1)	$864,853	$879,720	$269,242
Denominator for net income per share – basic and diluted (1):
Denominator for net income per share – basic	302,701	294,856	282,888
Effect of dilutive securities:
OP Units	13,853
Long-term compensation shares/units	3,212
Denominator for net income per share – diluted (1)	319,766	294,856	282,888
Net income per share – basic	$2.73	$2.98	$0.95
Net income per share – diluted	$2.70	$2.98	$0.95
Net income per share – basic:
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	$0.614	$(0.128)	$(0.599)
Discontinued operations, net of Noncontrolling Interests	2.115	3.112	1.551
Net income per share – basic	$2.729	$2.984	$0.952
Net income per share – diluted (1):
Income (loss) from continuing operations available to Common Shares	$0.609	$(0.128)	$(0.599)
Discontinued operations, net	2.096	3.112	1.551
Net income per share – diluted	$2.705	$2.984	$0.952
Distributions declared per Common Share outstanding	$1.78	$1.58	$1.47

(1)
Potential common shares issuable from the assumed conversion of OP Units and the exercise/vesting of long-term compensation shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per share calculation as the Company had a loss from continuing operations for the years ended December 31, 2011 and 2010.

Convertible preferred shares/units that could be converted into 0, 0 and 325,103 weighted average Common Shares for the years ended December 31, 2012, 2011 and 2010, respectively, were outstanding but were not included in the computation of diluted earnings per share because the effects would be anti-dilutive. In addition, the effect of the Common Shares that could ultimately be issued upon the conversion/exchange of the Company’s $650.0 million exchangeable senior notes ($482.5 million outstanding were redeemed on August 18, 2011) was not included in the computation of diluted earnings per share because the effects would be anti-dilutive.
For additional disclosures regarding the employee share options and restricted shares, see Notes 2 and 12.

ERP Operating Limited Partnership
The following tables set forth the computation of net income per Unit – basic and net income per Unit – diluted for the Operating Partnership (amounts in thousands except per Unit amounts):

	Year Ended December 31,
	2012	2011	2010
Numerator for net income per Unit – basic and diluted (1):
Income (loss) from continuing operations	$211,055	$(24,826)	$(164,135)
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(844)	(832)	726
Allocation to Preference Units	(10,355)	(13,865)	(14,368)
Allocation to premium on redemption of Preference Units	(5,152)	—	—
Income (loss) from continuing operations available to Units	194,704	(39,523)	(177,777)
Discontinued operations, net	670,149	960,023	460,118
Numerator for net income per Unit – basic and diluted (1)	$864,853	$920,500	$282,341
Denominator for net income per Unit – basic and diluted (1):
Denominator for net income per Unit – basic	316,554	308,062	296,527
Effect of dilutive securities:
Dilution for Units issuable upon assumed exercise/vesting of the Company's long-term compensation shares/units	3,212
Denominator for net income per Unit – diluted (1)	319,766	308,062	296,527
Net income per Unit – basic	$2.73	$2.98	$0.95
Net income per Unit – diluted	$2.70	$2.98	$0.95
Net income per Unit – basic:
Income (loss) from continuing operations available to Units	$0.614	$(0.128)	$(0.599)
Discontinued operations, net	2.115	3.112	1.551
Net income per Unit – basic	$2.729	$2.984	$0.952
Net income per Unit – diluted (1):
Income (loss) from continuing operations available to Units	$0.609	$(0.128)	$(0.599)
Discontinued operations, net	2.096	3.112	1.551
Net income per Unit – diluted	$2.705	$2.984	$0.952
Distributions declared per Unit outstanding	$1.78	$1.58	$1.47

(1)
Potential Units issuable from the assumed exercise/vesting of the Company's long-term compensation shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per Unit calculation as the Operating Partnership had a loss from continuing operations for the years ended December 31, 2011 and 2010.

Convertible preference interests/units that could be converted into 0, 0, and 325,103 weighted average Common Shares (which would be contributed to the Operating Partnership in exchange for OP Units) for the years ended December 31, 2012, 2011 and 2010, respectively, were outstanding but were not included in the computation of diluted earnings per Unit because the effects would be anti-dilutive. In addition, the effect of the Common Shares/OP Units that could ultimately be issued upon the conversion/exchange of the Company's $650.0 million exchangeable senior notes ($482.5 million outstanding were redeemed on August 18, 2011) was not included in the computation of diluted earnings per Unit because the effects would be anti-dilutive.
For additional disclosures regarding the employee share options and restricted shares, see Notes 2 and 12.